UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  March 31, 2020

Date of reporting period:  December 31, 2019

Item 1. Schedules of Investments.

Pemberwick Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Par
	Value	Value
CORPORATE BONDS AND NOTES - 85.2%
Basic Materials - 0.0%
Praxair, Inc.
2.250%, 09/24/2020	$30,000	$30,129

Communications - 1.7%
AT&T, Inc.
2.951% (3 Month LIBOR USD + 0.950%), 07/15/2021 (a)	5,000,000	5,048,876
Cisco Systems, Inc.
3.000%, 06/15/2022	105,000	108,161
Comcast Corp.
1.625%, 01/15/2022	60,000	59,858
2.850%, 01/15/2023	100,000	102,847
3.000%, 02/01/2024	150,000	155,489
3.600%, 03/01/2024	100,000	106,023
3.700%, 04/15/2024	100,000	106,608
3.375%, 02/15/2025	100,000	105,511
TWDC Enterprises 18 Corp.
1.800%, 06/05/2020	30,000	29,998
2.150%, 09/17/2020	70,000	70,188
		5,893,559
Consumer, Cyclical - 0.3%
American Honda Finance Corp.
2.600%, 11/16/2022	50,000	51,013
3.625%, 10/10/2023	200,000	211,313
3.550%, 01/12/2024	50,000	52,775
2.150%, 09/10/2024	100,000	100,141
Home Depot, Inc.
2.000%, 04/01/2021	130,000	130,283
PACCAR Financial Corp.
3.100%, 05/10/2021	62,000	63,087
3.400%, 08/09/2023	60,000	62,707
Toyota Motor Credit Corp.
2.200%, 01/10/2020	40,000	40,000
3.400%, 09/15/2021	130,000	133,372
2.150%, 09/08/2022	30,000	30,228
2.900%, 04/17/2024	150,000	155,507
Walmart, Inc.
1.900%, 12/15/2020	30,000	30,046
4.250%, 04/15/2021	60,000	62,032
		1,122,504
Consumer, Non-cyclical - 2.1%
AstraZeneca PLC
2.511% (3 Month LIBOR USD + 0.620%), 06/10/2022 (a)(e)	2,000,000	2,006,400
Bristol-Myers Squibb Co.
7.150%, 06/15/2023	75,000	87,408
3.250%, 11/01/2023	125,000	130,861
Colgate-Palmolive Co.
2.250%, 11/15/2022	75,000	76,046

Eli Lilly & Co.
2.350%, 05/15/2022	70,000	70,888
Johnson & Johnson
2.250%, 03/03/2022	60,000	60,661
Medtronic, Inc.
3.150%, 03/15/2022	40,000	41,136
Merck & Co, Inc.
1.850%, 02/10/2020	14,000	13,997
3.875%, 01/15/2021	50,000	50,961
Novartis Capital Corp.
1.800%, 02/14/2020	70,000	69,989
3.400%, 05/06/2024	50,000	52,941
PepsiCo, Inc.
2.150%, 10/14/2020	60,000	60,124
3.600%, 03/01/2024	100,000	106,467
Reckitt Benckiser Treasury Services PLC
2.495% (3 Month LIBOR USD + 0.560%), 06/24/2022 (Acquired 02/15/2018, Cost $3,770,658) (a)(d)(e)	3,775,000	3,784,719
The Coca-Cola Co.
2.200%, 05/25/2022	50,000	50,513
3.200%, 11/01/2023	60,000	62,919
The Hershey Co.
3.100%, 05/15/2021	150,000	152,543
The Procter & Gamble Co.
2.300%, 02/06/2022	60,000	60,808
Unilever Capital Corp.
2.750%, 03/22/2021	100,000	101,202
UnitedHealth Group, Inc.
2.700%, 07/15/2020	155,000	155,659
3.500%, 02/15/2024	260,000	274,439
		7,470,681

Energy - 0.3%
BP Capital Markets America, Inc.
2.750%, 05/10/2023	100,000	102,307
3.790%, 02/06/2024	350,000	372,434
3.224%, 04/14/2024	200,000	208,772
Chevron Corp.
2.419%, 11/17/2020	50,000	50,230
3.191%, 06/24/2023	50,000	52,129
EOG Resources, Inc.
2.625%, 03/15/2023	100,000	101,860
		887,732

Financial - 79.2%
American Express Co.
2.266% (3 Month LIBOR USD + 0.330%), 10/30/2020 (a)	2,750,000	2,753,982
2.429% (3 Month LIBOR USD + 0.525%), 05/17/2021 (a)	1,300,000	1,305,671
2.519% (3 Month LIBOR USD + 0.610%), 08/01/2022 (a)	1,391,000	1,398,923
American Express Credit Corp.
2.336% (3 Month LIBOR USD + 0.430%), 03/03/2020 (a)	1,799,000	1,799,645
2.606% (3 Month LIBOR USD + 0.700%), 03/03/2022 (a)	6,990,000	7,050,652
AvalonBay Communities, Inc.
3.625%, 10/01/2020	50,000	50,404

Banco Santander SA
3.544% (3 Month LIBOR USD + 1.560%), 04/11/2022 (a)(e)	3,800,000	3,872,153
3.000% (3 Month LIBOR USD + 1.090%), 02/23/2023 (a)(e)	9,750,000	9,817,559
3.121% (3 Month LIBOR USD + 1.120%), 04/12/2023 (a)(e)	500,000	503,523
Bank of America Corp.
3.386% (3 Month LIBOR USD + 1.420%), 04/19/2021 (a)	3,500,000	3,555,912
2.626% (3 Month LIBOR USD + 0.660%), 07/21/2021 (a)	1,000,000	1,002,586
2.559% (3 Month LIBOR USD + 0.650%), 10/01/2021 (a)	2,000,000	2,005,915
2.597% (3 Month LIBOR USD + 0.650%), 06/25/2022 (a)	2,500,000	2,514,131
3.146% (3 Month LIBOR USD + 1.180%), 10/21/2022 (a)	5,400,000	5,480,344
3.126% (3 Month LIBOR USD + 1.160%), 01/20/2023 (a)	850,000	862,679
2.682% (3 Month LIBOR USD + 0.790%), 03/05/2024 (a)	950,000	954,943
Bank of Montreal
2.353% (3 Month LIBOR USD + 0.400%), 01/22/2021 (a)(e)	1,295,000	1,298,006
2.518% (3 Month LIBOR USD + 0.630%), 09/11/2022 (a)(e)	3,300,000	3,330,460
BB&T Corp
2.464% (3 Month LIBOR USD + 0.570%), 06/15/2020 (a)	2,000,000	2,003,857
2.559% (3 Month LIBOR USD + 0.650%), 04/01/2022 (a)	3,600,000	3,624,923
Canadian Imperial Bank of Commerce
2.614% (3 Month LIBOR USD + 0.720%), 06/16/2022 (a)(e)	4,496,000	4,541,854
Capital One Financial Corp.
2.661% (3 Month LIBOR USD + 0.760%), 05/12/2020 (a)	7,983,000	7,998,389
2.656% (3 Month LIBOR USD + 0.720%), 01/30/2023 (a)	4,583,000	4,590,341
Capital One NA
3.086% (3 Month LIBOR USD + 1.150%), 01/30/2023 (a)	5,291,000	5,352,371
Chubb INA Holdings, Inc.
2.300%, 11/03/2020	80,000	80,289
Citibank NA
2.266% (3 Month LIBOR USD + 0.300%), 10/20/2020 (a)	2,000,000	2,002,915
2.251% (3 Month LIBOR USD + 0.350%), 02/12/2021 (a)	1,375,000	1,377,920
Citigroup, Inc.
3.341% (3 Month LIBOR USD + 1.380%), 03/30/2021 (a)	550,000	557,599
3.092% (3 Month LIBOR USD + 1.190%), 08/02/2021 (a)	1,570,000	1,591,559
2.955% (3 Month LIBOR USD + 1.070%), 12/08/2021 (a)	5,000,000	5,067,991
2.886% (3 Month LIBOR USD + 0.950%), 07/24/2023 (a)	2,000,000	2,018,063
3.337% (3 Month LIBOR USD + 1.430%), 09/01/2023 (a)	2,000,000	2,043,386
Credit Suisse Group AG
3.094% (3 Month LIBOR USD + 1.200%), 12/14/2023 (Acquired 09/11/2017, Cost $8,388,383) (a)(d)(e)	8,300,000	8,394,669
Credit Suisse Group Funding Guernsey Ltd.
4.293% (3 Month LIBOR USD + 2.290%), 04/16/2021 (a)(e)	1,000,000	1,025,386
ERP Operating LP
4.625%, 12/15/2021	75,000	78,360
Federal Realty Investment Trust
2.750%, 06/01/2023	150,000	152,430
3.950%, 01/15/2024	217,000	229,805
HSBC Holdings PLC
4.125% (3 Month LIBOR USD + 2.240%), 03/08/2021 (a)(e)	1,000,000	1,022,283
2.504% (3 Month LIBOR USD + 0.600%), 05/18/2021 (a)(e)	6,300,000	6,306,852
3.543% (3 Month LIBOR USD + 1.500%), 01/05/2022 (a)(e)	7,400,000	7,548,751
M&T Bank Corp.
2.616% (3 Month LIBOR USD + 0.680%), 07/26/2023 (a)	4,000,000	4,020,768
Manufacturers & Traders Trust Co.
2.547% (3 Month LIBOR USD + 0.640%), 12/01/2021 (a)	5,000,000	5,003,030

MetLife, Inc.
4.368%, 09/15/2023	150,000	162,644
3.000%, 03/01/2025	100,000	104,023
Mitsubishi UFJ Financial Group, Inc.
2.947% (3 Month LIBOR USD + 1.060%), 09/13/2021 (a)(e)	2,000,000	2,022,121
2.647% (3 Month LIBOR USD + 0.740%), 03/02/2023 (a)(e)	4,000,000	4,012,629
2.796% (3 Month LIBOR USD + 0.860%), 07/26/2023 (a)(e)	1,000,000	1,007,888
Mizuho Financial Group, Inc.
3.027% (3 Month LIBOR USD + 1.140%), 09/13/2021 (a)(e)	4,000,000	4,048,903
2.854% (3 Month LIBOR USD + 0.940%), 02/28/2022 (a)(e)	5,400,000	5,448,141
2.682% (3 Month LIBOR USD + 0.790%), 03/05/2023 (a)(e)	5,820,000	5,845,356
2.841% (3 Month LIBOR USD + 0.840%), 07/16/2023 (a)(e)	1,000,000	1,004,464
Morgan Stanley
3.076% (3 Month LIBOR USD + 1.140%), 01/27/2020 (a)	1,334,000	1,335,026
3.366% (3 Month LIBOR USD + 1.400%), 04/21/2021 (a)	5,600,000	5,685,187
3.146% (3 Month LIBOR USD + 1.180%), 01/20/2022 (a)	1,900,000	1,917,614
2.883% (3 Month LIBOR USD + 0.930%), 07/22/2022 (a)	7,920,000	7,996,539
3.124% (3 Month LIBOR USD + 1.220%), 05/08/2024 (a)	1,029,000	1,047,897
National Bank of Canada
2.447% (3 Month LIBOR USD + 0.560%), 06/12/2020 (a)(e)	1,022,000	1,023,571
Northern Trust Corp.
3.450%, 11/04/2020	25,000	25,317
3.375%, 08/23/2021	25,000	25,605
PNC Bank N.A.
2.203% (3 Month LIBOR USD + 0.250%), 01/22/2021 (a)	1,960,000	1,962,693
2.201% (3 Month LIBOR USD + 0.310%), 06/10/2021 (a)	4,500,000	4,502,152
2.403% (3 Month LIBOR USD + 0.450%), 07/22/2022 (a)	1,000,000	1,002,025
Public Storage
2.370%, 09/15/2022	180,000	181,971
Realty Income Corp.
3.250%, 10/15/2022	150,000	154,880
4.650%, 08/01/2023	125,000	135,276
3.875%, 07/15/2024	146,000	155,746
3.875%, 04/15/2025	150,000	161,720
Royal Bank of Canada
2.176% (3 Month LIBOR USD + 0.240%), 10/26/2020 (a)(e)	4,000,000	4,005,564
2.340% (3 Month LIBOR USD + 0.400%), 01/25/2021 (a)(e)	1,600,000	1,604,300
2.639% (3 Month LIBOR USD + 0.730%), 02/01/2022 (a)(e)	5,355,000	5,410,950
Simon Property Group LP
2.500%, 07/15/2021	120,000	120,947
2.350%, 01/30/2022	50,000	50,441
3.750%, 02/01/2024	100,000	106,463
2.000%, 09/13/2024	150,000	149,243
3.375%, 10/01/2024	100,000	105,300
State Street Corp.
1.950%, 05/19/2021	25,000	25,053
Sumitomo Mitsui Banking Corp.
2.352% (3 Month LIBOR USD + 0.350%), 01/17/2020 (a)(e)	2,525,000	2,525,507
2.371% (3 Month LIBOR USD + 0.370%), 10/16/2020 (a)(e)	5,100,000	5,107,654

Sumitomo Mitsui Financial Group, Inc.
3.111% (3 Month LIBOR USD + 1.110%), 07/14/2021 (a)(e)	6,013,000	6,085,407
3.106% (3 Month LIBOR USD + 1.140%), 10/19/2021 (a)(e)	2,000,000	2,028,606
2.742% (3 Month LIBOR USD + 0.740%), 01/17/2023 (a)(e)	1,980,000	1,990,403
SunTrust Bank
2.436% (3 Month LIBOR USD + 0.500%), 10/26/2021 (a)	3,000,000	3,004,447
2.492% (3 Month LIBOR USD + 0.590%), 08/02/2022 (a)	6,700,000	6,722,342
The Bank of New York Mellon Corp.
4.600%, 01/15/2020	30,000	30,025
2.450%, 11/27/2020	35,000	35,175
2.986% (3 Month LIBOR USD + 1.050%), 10/30/2023 (a)	9,036,000	9,191,764
The Bank of Nova Scotia
2.391% (3 Month LIBOR USD + 0.390%), 07/14/2020 (a)(e)	3,000,000	3,005,945
2.525% (3 Month LIBOR USD + 0.640%), 03/07/2022 (a)(e)	5,900,000	5,952,597
The Goldman Sachs Group, Inc.
3.094% (3 Month LIBOR USD + 1.200%), 09/15/2020 (a)	4,044,000	4,070,352
3.300% (3 Month LIBOR USD + 1.360%), 04/23/2021 (a)	1,000,000	1,013,380
3.080% (3 Month LIBOR USD + 1.170%), 11/15/2021 (a)	2,000,000	2,015,851
2.942% (3 Month LIBOR USD + 1.050%), 06/05/2023 (a)	3,700,000	3,739,782
2.936% (3 Month LIBOR USD + 1.000%), 07/24/2023 (a)	2,449,000	2,473,836
3.514% (3 Month LIBOR USD + 1.600%), 11/29/2023 (a)	3,900,000	4,042,128
The Toronto-Dominion Bank
2.168% (3 Month LIBOR USD + 0.280%), 06/11/2020 (a)(e)	2,280,000	2,282,294
3.043% (3 Month LIBOR USD + 1.000%), 04/07/2021 (a)(e)	1,500,000	1,516,301
2.318% (3 Month LIBOR USD + 0.430%), 06/11/2021 (a)(e)	2,350,000	2,360,331
2.437% (3 Month LIBOR USD + 0.530%), 12/01/2022 (a)(e)	2,000,000	2,011,886
The Travelers Co., Inc.
3.900%, 11/01/2020	110,000	111,756
Visa, Inc.
2.200%, 12/14/2020	70,000	70,262
Wells Fargo & Co.
2.150%, 01/30/2020	200,000	200,032
2.616% (3 Month LIBOR USD + 0.680%), 01/30/2020 (a)	2,000,000	2,001,133
2.833% (3 Month LIBOR USD + 0.880%), 07/22/2020 (a)	7,490,000	7,522,208
2.500%, 03/04/2021	30,000	30,217
3.240% (3 Month LIBOR USD + 1.340%), 03/04/2021 (a)	2,500,000	2,531,282
4.600%, 04/01/2021	60,000	61,960
2.100%, 07/26/2021	110,000	110,185
2.831% (3 Month LIBOR USD + 0.930%), 02/11/2022 (a)	4,500,000	4,531,530
3.157% (3 Month LIBOR USD + 1.230%), 10/31/2023 (a)	925,000	941,901
		278,057,407

Industrial - 0.7%
Burlington Northern Santa Fe LLC
3.000%, 04/01/2025	100,000	104,184
Caterpillar Financial Services Corp.
2.950%, 05/15/2020	50,000	50,194
1.850%, 09/04/2020	25,000	24,991
2.900%, 03/15/2021	75,000	76,031
Caterpillar, Inc.
3.400%, 05/15/2024	60,000	63,536

General Dynamics Corp.
3.000%, 05/11/2021	105,000	106,770
2.250%, 11/15/2022	60,000	60,647
General Electric Co.
5.500%, 01/08/2020	100,000	100,036
4.625%, 01/07/2021	250,000	255,625
4.000% (3 Month LIBOR USD + 2.280%), 12/29/2049 (a)(b)	1,234,000	1,046,099
Honeywell International, Inc.
1.850%, 11/01/2021	60,000	60,137
John Deere Capital Corp.
1.950%, 06/22/2020	75,000	75,021
2.375%, 07/14/2020	50,000	50,138
2.650%, 01/06/2022	50,000	50,839
2.800%, 01/27/2023	60,000	61,471
The Boeing Co.
2.800%, 03/01/2023	120,000	122,459
2.850%, 10/30/2024	100,000	102,717
2.500%, 03/01/2025	100,000	100,495
		2,511,390

Technology - 0.5%
Apple, Inc.
1.550%, 02/07/2020	10,000	9,996
1.900%, 02/07/2020	45,000	44,999
1.800%, 05/11/2020	50,000	49,959
2.250%, 02/23/2021	63,000	63,368
2.150%, 02/09/2022	155,000	156,301
2.400%, 05/03/2023	60,000	61,021
3.000%, 02/09/2024	80,000	83,099
IBM Credit LLC
1.800%, 01/20/2021	100,000	99,933
Intel Corp.
1.700%, 05/19/2021	110,000	109,932
3.300%, 10/01/2021	33,000	33,913
3.100%, 07/29/2022	50,000	51,590
International Business Machines Corp
1.900%, 01/27/2020	100,000	99,997
3.375%, 08/01/2023	150,000	157,030
3.625%, 02/12/2024	100,000	105,965
3.000%, 05/15/2024	100,000	103,615
Microsoft Corp.
1.550%, 08/08/2021	225,000	224,703
Oracle Corp.
2.500%, 05/15/2022	190,000	192,469
Texas Instruments, Inc.
1.850%, 05/15/2022	60,000	59,961
		1,707,851

Utilities - 0.4%
Berkshire Hathaway Energy Co.
3.500%, 02/01/2025	200,000	212,304
DTE Electric Co.
3.900%, 06/01/2021	55,000	56,272
Duke Energy Carolinas LLC
4.300%, 06/15/2020	25,000	25,259
3.900%, 06/15/2021	25,000	25,595
Duke Energy Progress LLC
2.800%, 05/15/2022	70,000	71,475
Entergy Arkansas LLC
3.700%, 06/01/2024	140,000	148,632
Entergy Gulf States Louisiana LLC
3.950%, 10/01/2020	50,000	50,475
Entergy Louisiana LLC
5.400%, 11/01/2024	100,000	114,500
Evergy Kansas Central, Inc.
5.100%, 07/15/2020	75,000	76,189
Kentucky Utilities Co.
3.250%, 11/01/2020	30,000	30,223
Minnesota Northern States Power Co.
2.200%, 08/15/2020	30,000	30,042
PacifiCorp
3.600%, 04/01/2024	210,000	221,635
Potomac Electric Power Co.
3.600%, 03/15/2024	140,000	147,509
Public Service Company of Colorado
3.200%, 11/15/2020	30,000	30,154
San Diego Gas & Electric Co.
3.000%, 08/15/2021	30,000	30,414
3.600%, 09/01/2023	100,000	104,564
Southern California Edison Co.
3.875%, 06/01/2021	40,000	40,875
3.400%, 06/01/2023	50,000	51,872
		1,467,989
TOTAL CORPORATE BONDS AND NOTES (Cost $297,930,836)		299,149,242

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
Federal Home Loan Mortgage Corporation REMICS - 0.8%
Series 3799, Class GK
2.750%, 01/15/2021	27,059	27,106
Series 3784, Class BH
3.500%, 01/15/2021	50,644	50,915
Series 2989, Class TG
5.000%, 06/15/2025	16,240	17,112
Series 3002, Class YD
4.500%, 07/15/2025	6,864	7,207
3.500%, 11/15/2025	35,773	36,851
Series 3990, Class UB
2.500%, 01/15/2026	80,931	81,240

Series 4266, Class BG
2.500%, 04/15/2026	90,185	90,894
Series 3917, Class AB
1.750%, 07/15/2026	64,963	64,789
Series 3970, Class HB
3.000%, 12/15/2026	200,000	207,264
Series 4020, Class PA
2.750%, 03/15/2027	72,471	73,225
Series 2091, Class PG
6.000%, 11/15/2028	347,347	382,699
Series 2097, Class PZ
6.000%, 11/15/2028	220,258	242,139
Series 2526, Class FI
2.740% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	41,808	42,688
Series 4203, Class DM
3.000%, 04/15/2033	141,966	145,856
Series 4363, Class EJ
4.000%, 05/15/2033	110,193	116,786
Series 2682, Class LD
4.500%, 10/15/2033	53,137	57,881
Series 4453, Class DA
3.500%, 11/15/2033	211,848	220,241
Series 2759, Class TC
4.500%, 03/15/2034	231,724	249,050
Series 2881, Class AE
5.000%, 08/15/2034	4,084	4,199
Series 2933, Class HD
5.500%, 02/15/2035	8,756	9,554
Series 4305, Class KA
3.000%, 03/15/2038	11,752	11,787
Series 3843, Class GH
3.750%, 10/15/2039	22,067	22,630
Series 3824, Class PA
4.500%, 11/15/2039	125,261	126,783
Series 3786, Class NA
4.500%, 07/15/2040	40,015	41,821
Series 3928, Class HC
2.500%, 08/15/2040	64,943	65,313
Series 3890, Class BA
2.500%, 11/15/2040	90,289	90,846
Series 4045, Class HC
2.000%, 07/15/2041	101,431	99,760
Series 4305, Class AL
2.500%, 10/15/2042	138,550	138,958
Series 4309, Class JD
2.000%, 10/15/2043	31,420	31,186
Series 4472, Class MA
3.000%, 05/15/2045	170,806	173,594
Series 4305, Class A
3.500%, 06/15/2048	60,428	61,980
		2,992,354

Government National Mortgage Association REMICS - 0.3%
Series 2013-88, , Class WA
5.027%, 06/20/2030 (a)	52,784	55,213
Series 2002-22, Class GF
6.500%, 03/20/2032	23,436	23,410
Series 2002-51, Class D
6.000%, 07/20/2032	26,873	26,856
Series 2007-11, Class PE
5.500%, 03/20/2037	13,909	15,546
Series 2009-127, Class PK
4.000%, 10/20/2038	67,728	68,093
Series 2013-113, Class UB
3.000%, 11/20/2038	20,292	20,422
Series 2010-58, Class YJ
3.000%, 05/16/2039	92,622	93,068
Series 2011-18, Class NH
3.500%, 05/20/2039	32,849	32,835
Series 2012-39, Class NP
2.000%, 08/20/2039	8,330	8,322
Series 2010-112, Class NG
2.250%, 09/16/2040	160,376	160,054
Series 2013-64, Class LP
1.500%, 08/20/2041	248,346	242,036
Series 2013-56, Class PG
2.000%, 11/16/2041	133,945	133,204
Series 2012-106, Class MA
2.000%, 11/20/2041	172,275	171,454
Series 2012-48, Class MA
2.500%, 04/16/2042	91,693	92,895
		1,143,408
Federal National Mortgage Assocation REMICS - 1.3%
Series 2005-40, Class YG
5.000%, 05/25/2025	14,450	15,002
Series 2011-122, Class A
3.000%, 12/25/2025	770	769
Series 2011-110, Class CA
3.500%, 06/25/2026	303,305	305,091
Series 2011-110, Class CY
3.500%, 11/25/2026	375,000	392,514
Series 2007-27, Class MQ
5.500%, 04/25/2027	4,465	4,877
Series 2012-101, Class AB
1.500%, 06/25/2027	137,754	135,827
Series 2012-66, Class PT
1.500%, 06/25/2027	54,477	53,568
Series 2012-148, Class BQ
1.250%, 01/25/2028	127,461	124,598
Series 2013-124, Class BD
2.500%, 12/25/2028	150,202	151,189

Series 2014-8, Class DA
4.000%, 03/25/2029	115,240	120,296
Series 2002-56, Class PE
6.000%, 09/25/2032	104,275	117,643
Series 2013-72, Class HG
3.000%, 04/25/2033	244,880	250,618
Series 2003-127, Class EG
6.000%, 12/25/2033	128,028	144,453
Series 2004-60, Class AB
5.500%, 04/25/2034	326,890	346,804
Series 2005-48, Class AU
5.500%, 06/25/2035	96,760	105,518
Series 2005-62, Class CQ
4.750%, 07/25/2035	1,368	1,385
Series 2005-64, Class PL
5.500%, 07/25/2035	22,085	24,282
Series 2005-68, Class PG
5.500%, 08/25/2035	18,017	19,888
Series 2005-83A, Class LA
5.500%, 10/25/2035	9,684	10,674
Series 2006-57, Class AD
5.750%, 06/25/2036	29,812	31,218
Series 2014-23, Class PA
3.500%, 08/25/2036	51,994	52,902
Series 2013-83, Class CA
3.500%, 10/25/2037	24,546	24,823
Series 2011-9, Class LH
3.500%, 01/25/2039	354,448	365,085
Series 2009-47, Class PA
4.500%, 07/25/2039	2,092	2,153
Series 2010-68, Class EP
4.500%, 12/25/2039	89,815	94,560
Series 2014-19, Class HA
2.000%, 06/25/2040	106,709	106,931
Series 2010-123, Class BP
4.500%, 11/25/2040	140,242	151,813
Series 2012-49, Class QA
1.750%, 12/25/2040	189,601	189,338
Series 2012-31, Class NP
2.000%, 04/25/2041	69,401	69,188
Series 2012-38, Class PA
2.000%, 09/25/2041	48,538	48,233
Series 2013-18, Class PA
2.000%, 11/25/2041	217,460	216,018
Series 2012-102, Class HA
2.000%, 02/25/2042	116,404	116,194
Series 2012-90, Class DA
1.500%, 03/25/2042	143,539	140,275
Series 2012-134, Class VP
3.000%, 10/25/2042	152,066	156,004
Series 2013-6, Class LD
2.000%, 02/25/2043	74,602	73,781

Series 2013-14, QD
1.500%, 03/25/2043	91,885	87,406
Series 2016-60, Class Q
1.750%, 09/25/2046	162,404	159,457
Series 2017-77, Class BA
2.000%, 10/25/2047	125,319	123,462
		4,533,837
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,887,476)		8,669,599

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.2%
Federal Home Loan Mortgage Corp. - 0.1%
5.500%, 04/01/2021, Gold Pool #G11941	3,269	3,311
5.500%, 11/01/2021, Gold Pool #G12454	2,265	2,309
5.500%, 04/01/2023, Gold Pool #G13145	6,877	7,132
4.000%, 02/01/2026, Gold Pool #J14494	24,366	25,503
4.000%, 06/01/2026, Gold Pool #J15974	9,441	9,881
3.000%, 12/01/2026, Gold Pool #J17508	80,265	82,412
4.500%, 06/01/2029, Gold Pool #C91251	9,344	9,970
4.500%, 12/01/2029, Gold Pool #C91281	17,979	19,181
4.500%, 04/01/2030, Gold Pool #C91295	9,706	10,403
		170,102
Federal National Mortgage Association - 0.1%
2.000%, 01/05/2022	300,000	302,340
5.500%, 06/01/2020, Pool #888601	25	24
5.000%, 05/01/2023, Pool #254762	4,900	5,231
5.500%, 01/01/2024, Pool #AD0471	2,502	2,558
5.000%, 12/01/2025, Pool #256045	13,002	13,888
5.500%, 05/01/2028, Pool #257204	13,019	14,039
4.000%, 08/01/2029, Pool #MA0142	15,823	16,609
5.500%, 04/01/2037, Pool #AD0249	19,202	21,383
5.000%, 10/01/2039, Pool #AC3237	41,991	46,344
		422,416
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $577,608)		592,518

US TREASURY OBLIGATIONS - 9.0%
U.S. Treasury Notes - 9.0%
1.375%, 04/30/2020	1,175,000	1,173,934
1.500%, 05/15/2020	500,000	499,764
1.500%, 05/31/2020	1,320,000	1,319,326
2.500%, 06/30/2020	3,500,000	3,514,938
1.625%, 07/31/2020	2,130,000	2,130,021
2.000%, 07/31/2020	910,000	911,928
1.375%, 08/31/2020	1,230,000	1,227,990
1.375%, 10/31/2020	1,335,000	1,331,967
1.750%, 10/31/2020	6,950,000	6,955,927
1.625%, 11/30/2020	490,000	489,896
2.000%, 11/30/2020	390,000	391,273
1.375%, 01/31/2021	2,720,000	2,712,467

1.125%, 02/28/2021	3,360,000	3,340,306
1.250%, 03/31/2021	2,135,000	2,125,221
1.375%, 04/30/2021	1,025,000	1,021,858
3.125%, 05/15/2021	1,205,000	1,229,589
2.000%, 11/30/2022	500,000	505,471
2.000%, 04/30/2024	720,000	729,386
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,447,084)		31,611,262

	Shares	Value
SHORT-TERM INVESTMENTS - 2.9%
MONEY MARKET FUNDS - 2.9%
First American Government Obligations Fund - Class X, 1.51% (c)	10,065,002	10,065,002
TOTAL SHORT-TERM INVESTMENTS (Cost $10,065,002)		10,065,002
TOTAL INVESTMENTS (Cost $348,908,006) - 99.7%		350,087,623
Other Assets in Excess of Liabilities - 0.3%		1,176,612
TOTAL NET ASSETS - 100.0%		$351,264,235

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a)	Variable or Floating Rate Security. The rate shown represents the rate at December 31, 2019.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	The rate shown represents the fund's 7-day yield as of December 31, 2019.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31, 2019, the market value of these securities total $12,179,388 which represents 3.5% of total net assets.
(e)	U.S. traded security of a foreign issuer or corporation.

Summary of Fair Value Measurements at December 31, 2019 (Unaudited)
    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

    Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales or similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

    Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

    Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in level 1 or level 2 of the fair market heirarchy depending on the inputs used and market activity levels for specific securities.

    The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust") which, as of December 31, 2019, is comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of December 31, 2019:

	Level 1	Level 2	Level 3	Total

Corporate Bonds and Notes	$-	$299,149,242	$-	$299,149,242
Collateralized Mortgage Obligations	-	8,669,599	-	8,669,599
U.S. Government Agency Obligations	-	592,518	-	592,518
U.S. Treasury Obligations	-	31,611,262	-	31,611,262
Short-Term Investments	10,065,002	-	-	10,065,002
Total Investments in Securities	$10,065,002	$340,022,621	$-	$350,087,623

Refer to the Fund's Schedule of Investments for a more detailed break-out of securities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*  /s/ Douglas J. Neilson
           Douglas J. Neilson, President

Date  February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas J. Neilson
Douglas J. Neilson, President

Date  February 26, 2020

By (Signature and Title)*   /s/ Matthew J. McVoy
Matthew J. McVoy, Treasurer

Date  February 26, 2020

* Print the name and title of each signing officer under his or her signature.